Premises, Equipment, and Lease Commitments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total premises and equipment	$ 20,089	$ 20,147
Less: Accumulated depreciation and amortization	11,169	11,300
Net book value, premises and equipment	8,920	8,847
Property, Plant And Equipment (Textuals) [Abstract]
Depreciation and amortization expense for premises and equipment	1,300	1,200	$ 1,200
Net gains on disposition of premises and equipment	$ 32	128	44
Operating leases for premises and equipment, term (In years)	15 years
Operating leases for premises and equipment, longest term expiration date	2105
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals	$ 427
Operating Leases, Rent Expense, Net	1,300	1,300	1,300
Operating Leases, Rent Expense, Sublease Rentals	73	76	$ 86
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, 2019	1,174
Operating Leases, 2020	1,056
Operating Leases, 2021	880
Operating Leases, 2022	713
Operating Leases, 2023	577
Operating Leases, Thereafter	1,654
Operating Leases, Total minimum lease payments	6,054
Land [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	1,757	1,799
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	8,974	8,865
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	6,896	7,089
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	2,387	2,291
Premises and equipment leased under capital leases [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	$ 75	$ 103